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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-07870


                   	 Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Real Estate Shares
         Schedule of Investments 9/30/10 (unaudited)

Pioneer Real Estate Shares
Schedule of Investments  9/30/10

Shares                                                          Value

         Common Stock - 96.4 %
         Consumer Services - 2.6 %
         Hotels, Resorts & Cruise Lines - 2.6 %
 84,500  Pebblebrook Hotel Trust *                           $1,521,845
 44,100  Starwood Hotels & Resorts (b)                        2,317,455
                                                             $3,839,300
         Total Consumer Services                             $3,839,300
         Real Estate - 93.8 %
         Diversified Real Estate Activities - 0.3 %
 31,700  Coresite Realty Corp. *                             $  519,563
         Diversified Real Estate Investment Trust- 8.5 %
 21,800  Excel Trust, Inc. (b)                               $  245,686
127,600  Liberty Property Trust, Inc. (b)                     4,070,440
 90,900  Retail Opportunity Investment Corp.                    869,913
 87,200  Vornado Realty Trust, Inc.                           7,458,216
                                                             $12,644,255
         IndustrialReal Estate Investment Trust- 6.8 %
100,600  AMB Property Corp. (b)                              $2,662,882
533,900  DCT Industrial Trust Inc. (b)                        2,557,381
129,100  Dupont Fabros Technology, Inc.                       3,246,865
104,700  First Potomac Realty Trust, Inc.                     1,570,500
                                                             $10,037,628
         Office Real Estate Investment Trust- 13.7 %
 21,900  Alexandria Real Estate Equities, Inc. (b)           $1,533,000
144,700  BioMed Property Trust, Inc. (b)                      2,593,024
 84,500  Boston Properties, Inc. (b)                          7,023,640
 48,200  Digital Realty Trust, Inc. (b)                       2,973,940
117,300  Kilroy Realty Corp.                                  3,887,322
 21,900  Mack-Cali Realty Corp.                                 716,349
 83,900  Piedmont Office Realty Trust, Inc. (b)               1,586,549
                                                             $20,313,824
         Real Estate Operating Companies - 0.4 %
 35,300  Hudson Pacific Properties, Inc.                     $  577,861
         Residential Real Estate Investment Trust- 16.7 %
 20,100  American Campus Communities, Inc. * (b)             $  611,844
 66,500  AvalonBay Communities, Inc. * (b)                    6,911,345
 89,300  Camden Property Trust, Inc. * (b)                    4,283,721
 27,500  Equity Lifestyle Properties, Inc.                    1,498,200
207,100  Equity Residential Property Trust, Inc.              9,851,747
 14,900  Essex Property Trust, Inc.                           1,630,656
                                                             $24,787,513
         Retail Real Estate Investment Trust- 23.6 %
147,800  Developers Diversified Realty Corp.                 $1,658,316
 61,600  Federal Realty Investment Trust, Inc. (b)            5,030,256
250,000  Kite Realty Group Trust, Inc.                        1,110,000
 81,100  National Retail Properties, Inc. (b)                 2,036,421
 80,990  Ramco-Gershenson Properties Trust                      866,439
 16,000  Realty Income Corp. (b)                                539,520
102,400  Regency Centers Corp. (b)                            4,041,728
148,000  Simon Property Group, Inc.                           13,725,520
 15,500  Taubman Centers, Inc. (b)                              691,455
123,200  The Macerich Co. (b)                                 5,291,440
                                                             $34,991,095
         Specialized Real Estate Investment Trust- 23.8 %
 59,000  Entertainment Properties Trust, Inc. (b)            $2,547,620
255,500  Extra Space Storage, Inc.                            4,098,220
165,000  HCP, Inc.                                            5,936,700
 23,900  HealthCare REIT, Inc.                                1,131,426
370,600  Host Hotels & Resorts, Inc.                          5,366,288
144,700  Nationwide Health Properties, Inc.                   5,595,549
147,800  Omega Healthcare Investors, Inc. (b)                 3,318,110
 74,500  Public Storage, Inc.                                 7,229,480
                                                             $35,223,393
         Total Real Estate                                   $139,095,132
         TOTAL COMMON STOCKS
         (Cost  $88,617,704)                                 $142,934,432

         TEMPORARY CASH INVESTMENTS - 24.9 %
         Repurchase Agreements - 2.7 %
2,000,000Bank of America, Inc., 0.21%, dated 9/30/10, repurchase price of $2,000,000 plus accrued interest on 10/1/10 collateralized by the following:
         $2,040,000 Federal National Mortgage Association, 4.$2,000,000

2,000,000Bank of America, Inc., 0.19%, dated 9/30/10, repurch plus accrued interest on 10/1/10 collateralized by the following:
         $501,768 U.S. Treasury Notes, 2.125%, 11/30/14
         $1,538,232 U.S. Treasury Inflated Notes, 1.625, 1/15/2,000,000
PrincipalTotal Repurchase Agreements                         $4,000,000
Amount
         Securities Lending Collateral  - 22.2 % (c)
         Certificates of Deposit:
941,078  Bank of Nova Scotia, 0.37%, 9/29/10                 $  941,078
658,755  BBVA Group NY, 0.56%, 7/26/11                          658,755
941,078  BNP Paribas Bank NY, 0.38%, 11/8/10                    941,078
470,539  DNB Nor Bank ASA NY, 0.27%, 11/10/10                   470,539
941,078  Nordea NY,  0.5%, 12/10/10                             941,078
941,078  RoboBank Netherland NV NY, 0.44%, 8/8/11               941,078
941,078  Royal Bank of Canada NY, 0.26%, 1/21/11                941,078
941,078  SocGen NY,  0.34%, 11/10/10                            941,078
470,539  Svenska NY,  0.275%, 11/12/10                          470,539
                                                             $7,246,301

         Commercial Paper:
564,647  American Honda Finance, 0.28%, 5/4/11               $  564,647
378,556  American Honda Finance, 1.04%, 6/20/11                 378,556
346,237  Australia & New Zealand Banking Group, 1.04%, 8/4/11   346,237
960,564  Caterpillar Financial Services Corp., 1.04%, 6/24/11   960,564
1,035,186CBA, 0.31%, 1/3/11                                   1,035,186
188,188  CHARFD, 0.38%, 10/15/10                                188,188
658,335  CHARFD, 0.31%, 12/14/10                                658,335
376,398  CLIPPR, 0.45%, 10/8/10                                 376,398
564,379  CLIPPR, 0.28%, 12/1/10                                 564,379
303,832  CLIPPR, 0.45%, 10/8/10                                 303,832
526,391  FAIRPP, 0.3%, 11/9/10                                  526,391
376,259  FASCO, 0.27%, 12/1/10                                  376,259
941,205  Federal Home Loan Bank, 0.37%, 6/1/11                  941,205
470,512  GE Corp., 0.55%, 1/26/11                               470,512
 94,049  General Electric Capital Corp., 0.37%, 6/6/11           94,049
101,863  General Electric Capital Corp., 0.59%, 10/6/10         101,863
102,577  General Electric Capital Corp., 0.62%, 10/21/10        102,577
376,259  OLDLLC, 0.27%, 12/1/10                                 376,259
515,527  OLDLLC, 0.27%, 12/2/10                                 515,527
752,674  SANTANDER, 0.43%, 10/22/10                             752,674
188,194  SRCPP, 0.38%, 10/12/10                                 188,194
470,306  SRCPP, 0.27%, 12/6/10                                  470,306
282,315  STRAIT, 0.36%, 10/4/10                                 282,315
705,870  STRAIT, 0.25%, 12/8/10                                 705,870
470,484  TBLLC, 0.38%, 10/12/10                                 470,484
470,320  TBLLC, 0.27%, 12/2/10                                  470,320
941,078  Toyota Motor Credit Corp., 0.44%, 9/8/11               941,078
940,859  VARFUN, 0.35%, 10/25/10                                940,859
564,669  Wachovia, 0.39%, 3/22/11                               564,669
941,078  Westpac, 0.5%, 07/29/11                                941,078
376,406  WFC, 0.37%, 12/2/10                                    376,406
                                                             $15,985,217

         Tri-party Repurchase Agreements:
685,406  Barclays Capital Markets,  0.2%, 10/1/10            $  685,406
3,764,312Deutsche Bank Securites, Inc., 0.25%, 10/1/10        3,764,312
941,078  HSBC Bank USA NA, 0.25% 10/1/10                        941,078
564,647  JPMorgan, Inc., 0.22%, 10/1/10                         564,647
941,078  RBS Securities, Inc., 0.25%, 10/1/10                   941,078
                                                             $6,896,521
Shares   Money Market Mutual Funds:
941,080  BlackRock Liquidity Temporary Cash Fund             $  941,080
941,078  Dreyfus Preferred Money Market Fund                    941,078
941,078  Fidelity Prime Money Market Fund                       941,078
                                                             $2,823,236

         Total Securities Lending Collateral                 $32,951,275

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $36,951,275)                                 $36,951,275

         TOTAL INVESTMENT IN SECURITIES - 121.4%
         (Cost  $125,568,979) (a)                            $179,885,707

         OTHER ASSETS AND LIABILITIES - (21.4)%              $-31,626,419

         TOTAL NET ASSETS - 100.0%                           $148,259,288

     *   Non-income producing security.

   (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $125,568,979 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost           $65,838,354

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value            -11,521,626

         Net unrealized gain                                 $54,316,728

   (b)   At September 30, 2010, the following securities were out on loan:

Shares                         Security                         Value
 21,600  Alexandria Real Estate Equities, Inc.               $1,512,000
  8,800  AMB Property Corp.                                     232,936
    200  American Campus Communities, Inc. *                      6,088
 27,700  AvalonBay Communities, Inc. *                        2,878,861
123,700  BioMed Property Trust, Inc.                          2,216,704
  3,800  Boston Properties, Inc.                                315,856
 18,300  Camden Property Trust, Inc. *                          877,851
173,600  DCT Industrial Trust Inc.                              831,544
 47,500  Digital Realty Trust, Inc.                           2,930,750
 19,200  Entertainment Properties Trust, Inc.                   829,056
 20,000  Excel Trust, Inc.                                      225,400
 14,700  Federal Realty Investment Trust, Inc.                1,200,402
120,000  Liberty Property Trust, Inc.                         3,828,000
117,900  The Macerich Co.                                     5,063,805
 63,400  National Retail Properties, Inc.                     1,591,974
 42,300  Omega Healthcare Investors, Inc.                       949,635
 74,300  Piedmont Office Realty Trust, Inc.                   1,405,013
 15,000  Realty Income Corp.                                    505,800
 98,500  Regency Centers Corp.                                3,887,795
 19,800  Starwood Hotels & Resorts                            1,040,490
 12,300  Taubman Centers, Inc.                                  548,703
         Total                                               $32,878,663



         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
         30, 2010, in valuing the Fund's assets:
                                Level 1     Level 2     Level 3    Total
Common Stocks                $142,934,432     $0          $0    $142,934,432
Temporary Cash Investments         0       34,128,039      0      34,128,039
Money Market Mutual Fund        2,823,236      0           0       2,823,236
Total                        $145,757,707  $34,128,039    $0    $179,885,707


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.